Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the tax basis and the financial statement carrying amounts of assets and liabilities.

	September 30, 2016	September 30, 2015
	(In thousands)
Deferred tax assets
Loan loss reserves	$45,531	$43,749
REO reserves	4,018	11,213
Valuation adjustment on available-for-sale securities and cash flow hedges	6,482	—
Asset purchase tax basis difference (net)	—	5,973
Delinquent accrued interest	2,812	3,069
FDIC loss share guarantee receivable	9,598	7,803
Other, net	3,210	3,891
Total deferred tax assets	71,651	75,698
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	—	205
Asset purchase tax basis difference (net)	2,830
Loan origination costs	14,826	13,875
Depreciation	34,936	25,934
Total deferred tax liabilities	76,727	64,149
Net deferred tax asset (liability)	(5,076)	11,549
Current tax asset	21,123	2,964
Net tax asset	$16,047	$14,513

Schedule of effective income tax rate reconciliation
The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2016	2015	2014
Statutory income tax rate	35%	35%	35%
State income tax	1	2	2
Other differences	(2)	(1)	(1)
Effective income tax rate	34%	36%	36%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2016	2015	2014
	(In thousands)
Federal:
Current	$57,173	$79,841	$70,797
Deferred	21,961	3,244	10,591
	79,134	83,085	81,388
State:
Current	$3,600	$6,636	$4,987
Deferred	1,351	(518)	1,189
	4,951	6,118	6,176
Total
Current	60,773	86,477	75,784
Deferred	23,312	2,726	11,780
	$84,085	$89,203	$87,564